Equity-based compensation	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
For the year ended December 31, 2019, Alcon recorded equity-based compensation expense of $114 million (2018: $93 million, 2017: $71 million).
Liabilities from cash-settled equity-based compensation plans were $10 million as of December 31, 2019 (2018: $6 million).
On April 9, 2019, Alcon adopted various equity-based incentive plans, under which Alcon may grant awards in the form of restricted stock units ("RSUs"), performance-based restricted stock units ("PSUs"), restricted stock awards ("RSAs"), or any other form of award at the discretion of the Board. Certain associates in select countries may also participate in share ownership savings plans.
Prior to the Spin-off, Alcon associates participated in Novartis equity-based participation plans, which included stock options, RSUs, PSUs, RSAs and certain share savings ownership plans. Such awards were settled in shares or options of the Former Parent. For periods prior to the Spin-off, the Consolidated Income Statements reflect the compensation expense for the Novartis’s equity-based incentive plans in which Alcon associates participated.
Replacement awards
Concurrent with the Spin-off, certain outstanding Novartis awards granted to Alcon associates under Novartis’ equity-based incentive plans vested in Novartis equity on a pro rata basis, in proportion to the amount of the vesting period completed. The remaining unvested Novartis awards were replaced and restored with Alcon awards as governed by the Alcon equity restoration plan with terms and vesting schedules substantially similar to the replaced Novartis awards.
The pro rata vesting of Novartis awards and replacement of forfeited unvested Novartis awards with Alcon awards represents a modification under IFRS 2, Share-based Payment. Alcon measured the fair value of the awards immediately prior to and subsequent to the modification and concluded that no incremental fair value was provided to associates. Accordingly, Alcon continues to recognize as an expense the amount of unrecognized compensation cost of the original awards over the remaining vesting periods. Alcon issued 4.2 million unvested equity-based awards in connection with the modification at the time of the the Spin-off.
The replacement awards consist primarily of RSUs and PSUs, and vest over a period consistent with the original vesting schedule of the awards which they replaced. In addition to the replacement awards, Alcon has granted additional equity-based awards under the newly-established Alcon incentive plans which were also granted in the form of RSUs and PSUs that will settle in Alcon Inc. shares upon vesting.
Summary of unvested share movements
Alcon granted 0.7 million unvested equity-based awards subsequent to the Spin-off. There were 4.7 million unvested equity-based Alcon awards outstanding as of December 31, 2019 after giving effect to 0.1 million equity-based awards vested and 0.1 million awards forfeited during the period.
The below table summarizes unvested share movements for all Alcon equity-based incentive plans from the Spin-off through December 31, 2019:

	2019
	Number of shares in thousand	Weighted average fair value at grant date in $	Fair value in $ thousand
Replacement awards issued at Spin-off(1)	4,222	n/a	212,367
Granted
Restricted awards	625	56.1	35,037
Performance awards	117	58.0	6,782
Vested(1)	(108)	n/a	(5,432)
Forfeited(1)	(114)	n/a	(5,734)
Unvested shares at December 31	4,742	51.2	243,020

(1)	Based on estimated fair value per share at the time of Spin-off.
The remaining weighted-average vesting period of unvested equity-based awards as of December 31, 2019 was 1.5 years.
Alcon equity-based incentive plans
The table below discloses the number of shares authorized under the plans as of December 31, 2019:

(thousands)	2019
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Authorized as of December 31, 2019	22,250

Long-Term Incentive Plan ("LTIP") - Restricted Stock Units and Restricted Stock Awards
Under Alcon's LTIP, certain eligible executives and management personnel may receive grants of RSUs and RSAs (together "Restricted awards"). The awards generally vest on the third anniversary of the award and are generally forfeited if the employment relationship with Alcon terminates prior to vesting. Recipients of RSU awards do not have any shareholder rights, such as voting or dividend rights, until the shares are delivered. Alcon associates receiving grants of RSAs are entitled to the dividend equivalents that may be declared and paid over the vesting period only if the associates vest in such award.

For the periods prior to the Spin-off, Alcon associates participated in the Former Parent's "Select" plan. The Company's LTIP plan is substantially similar to and replaced the Former Parent plan.
LTIP - Performance Stock Units
The Alcon CEO and Alcon Top Leaders ("ATLs") participate in Alcon's long-term performance program. PSUs granted under the LTIP each convert to one unrestricted Alcon Inc. share at vesting, subject to the achievement of performance measures.
PSUs awarded to plan participants are granted at target incentive ranges from 30% to 280% of base compensation and vest over a three-year period. The payout between 0% and 200% of target is dependent upon four equally weighted performance metrics which are determined at the onset of the performance period by the Alcon Inc. Board of Directors. The metrics include cumulative annual growth rate of Net sales, Core EPS, market share, and innovation. The Alcon Inc. Board of Directors and the Compensation, Governance and Nomination Committee assess the performance against the defined measures and approve the final payout. PSUs granted under the performance plan do not carry voting rights, but do carry dividend equivalents that are paid in Alcon Inc. shares at vesting, provided participants remain associates of Alcon.
For the periods prior to the Spin-off, Alcon associates participated in the Former Parent's Long-Term Performance Plan ("LTPP") and Long-Term Relative Performance Plan ("LTRPP"), which were substantially similar to Alcon's LTIP performance program.
Deferred Bonus Stock Plan ("DBSP")
The Alcon CEO's annual incentive is paid 50% in cash in the year following the performance period, and 50% in Alcon Inc. RSUs or RSAs. ATLs receive 70% of their annual incentive in cash and 30% in Alcon Inc. RSUs or RSAs. The RSUs and RSAs are granted in first quarter of the year following the performance period, which are deferred and restricted for three years. Each RSU is converted into one Alcon Inc. share at the vesting date. RSUs granted under the DBSP do not carry any dividend, dividend equivalent or voting rights. Executives in certain countries may elect to also receive some or all of their cash incentive in shares or share units that are not subject to vesting conditions.
The Alcon DBSP is substantially similar to and replaces the Annual Incentive plan, which existed in the periods prior to the Spin-off.
Swiss Employee Share Ownership Plan and other share savings plans
Alcon associates in certain countries are encouraged to invest their annual incentive in a share savings plans. Under the share savings plans, participants may elect to receive some or all of their annual incentive in Alcon Inc. shares in lieu of cash. Subject to plan rules and limitations, as a reward for their participation in the share savings plans, at no additional cost to the participant, Alcon may fully or partially match their investments in shares after a holding period of three or five years.
Prior to the Spin-off, Alcon associates participated in the Former Parent's share savings plans, which were substantially similar to and replaced by Alcon's share savings plans.
Equity-based incentive plans under Former Parent
The below table summarizes unvested share movements for all plans under the Former Parent for the year ended December 31, 2018 (Novartis AG RSAs, RSUs, and PSUs):

	2018
	Number of shares in thousand	Weighted average fair value at grant date in $	Fair value in $ thousand
Unvested shares at January 1	2,800	74.4	208,300
Granted
Annual incentive	168	83.7	14,062
Share savings plans	109	85.5	9,320
Select North America	689	77.9	53,673
Select outside North America	141	79.8	11,252
Long-Term Performance Plan	316	88.4	27,934
Long-Term Relative Performance Plan	37	51.2	1,894
Other share awards	205	83.1	17,036
Vested	(814)	93.0	(75,702)
Forfeited	(208)	80.4	(16,723)
Unvested shares at December 31	3,443	72.9	251,046

Until 2013, participants in the Former Parent's "Select" plan could also elect to receive part or all of their grant in the form of Novartis AG tradable share options. Novartis AG tradable share options expire on their tenth anniversary from the grant date. Each Novartis AG tradable share option entitles the holder to purchase after vesting (and before the tenth anniversary from the grant date) one Novartis AG share at a stated exercise price that equals the closing market price of the underlying Novartis AG share at the grant date.
Options under Novartis equity plan "Select" outside North America
The following table shows the activity associated with the Novartis AG share options during the year ended December 31, 2018. The weighted average prices in the table below are translated from Swiss francs into USD at historical rates.

	2018
	Options (millions)	Weighted average exercise price ($)	Weighted average intrinsic value ($)
Options outstanding at January 1	0.5	61.1	24.7
Sold or exercised	(0.1)	59.7	29.1
Outstanding at December 31	0.4	61.4	26.5
Exercisable at December 31	0.4	61.4	26.5
All Novartis AG share options were granted at an exercise price that was equal to the closing market price of the Novartis AG shares at the grant date. The weighted average Novartis AG share price at the dates of sale or exercise was $86.2.
The following table summarizes information about Novartis AG share options outstanding at December 31, 2018:

	Options outstanding
Range of exercise prices($)	Number outstanding (thousand)	Average remaining contractual life (years)	Weighted average exercise price ($)
45 - 55	32	0.7	52.4
56 - 66	394	3.5	62.1
Total	426	3.3	61.4
Options under Novartis equity plan "Select" for North America
The following table shows the activity associated with the Novartis AG American Depositary Receipts ("ADR") options during the period:

	2018
	ADR options (millions)	Weighted average exercise price ($)	Weighted average intrinsic value ($)
Options outstanding at January 1	1.8	62.5	21.4
Sold or exercised	(0.5)	62.4	25.8
Outstanding at December 31	1.3	62.6	23.2
Excercisable at December 31	1.3	62.6	23.2
All ADR options were granted at an exercise price that was equal to the closing market price of the ADRs at the grant date. The weighted average ADR price at the dates of sale or exercise was $81.4.
The following table summarizes information about ADR options outstanding at December 31, 2018:

	ADR options outstanding
Range of exercise prices ($)	Number outstanding (thousand)	Average remaining contractual life (years)	Weighted average exercise price ($)
45 - 55	30	0.6	50.7
56 - 66	1,258	3.6	62.9
Total	1,288	3.5	62.6